Concentrations, Risks and Uncertainties - Schedule of Concentrations, Risks and Uncertainties (Details)	6 Months Ended
	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Revenue, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	9.00%		74.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	35.00%	49.00%
Customer Concentration Risk [Member] | Customer H [Member] | Revenue, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	68.00%
Customer Concentration Risk [Member] | Customer H [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	39.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%		3.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%	24.00%
Customer Concentration Risk [Member] | Customer G [Member] | Revenue, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			22.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	5.00%	13.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	4.00%		12.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	29.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	43.00%	28.00%
Supplier Concentration Risk [Member] | Supplier F [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	57.00%		69.00%
Supplier Concentration Risk [Member] | Supplier F [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	44.00%	49.00%
Supplier Concentration Risk [Member] | Supplier J [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			19.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	9.00%	16.00%